Borrowings - Summary of Borrowings from Funding Arrangements (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [abstract]
Secured borrowings	₨ 487,027	₨ 480,476	$ 6,659
Unsecured borrowings	82,195	98,999	1,124
Total debt (b)	₨ 569,222	₨ 579,475	$ 7,783